Shareholder Report, Holdings (Details) - Capital Group International Core Equity ETF	Nov. 30, 2024
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.17%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.98%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%